Offerings - Offering: 1	Jul. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2030
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170.00
Offering Note	The maximum aggregate offering price represents the aggregate principal amount of BGC Group, Inc.’s 6.150% Senior Notes due 2030 to be offered in the exchange offer to which the registration statement relates.

The amount of registration fee is calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.